LEASES	3 Months Ended
Mar. 31, 2025
Leases
LEASES

NOTE 13 – LEASES

The following was included in our balance sheet as of March 31, 2025 and 2024:

	March 31,
Operating leases	2025	2024
Assets
ROU operating lease assets	$–	$485,178

Liabilities
Current portion of operating lease	–	80,400
Operating lease, net of current portion	–	484,545
Total operating lease liabilities	$–	$564,945

The weighted average remaining lease term and weighted average discount rate at March 31, 2025 and 2024 were as follows:

	March 31,
Operating leases	2025	2024
Weighted average remaining lease term (years)	0	7.25
Weighted average discount rate	0.00%	6.00%

Operating Leases

On January 15, 2025 SVEA Cameron Esperson filed its Motion for Nonsuit without Prejudice. The dismissal was accepted by the court on January 16, 2025.

The following table reconciles future minimum operating lease payments to the discounted lease liability as of March 31, 2025:

Three Months Ended March 31,
2025	$0
2026	0
2027 and later	0
Total lease payments	0
Less imputed interest	(0)
Total lease obligations	0
Less current lease obligations	(0)
Long-term lease obligations	$0